Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 392,187,500.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	0.00
Net Fee	$ 41,430.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A